UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811 - 22464
Ironwood Multi-Strategy Fund LLC

 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

_________________________________________

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30, 2011

Date of reporting period:  January 31, 2011

ITEM 1.                 SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Ironwood Multi-Strategy Fund LLC

Schedule of Investments – January 31, 2011 (unaudited)

Ironwood Multi-Strategy Fund LLC (1)

Investment in Ironwood Institutional
Multi Strategy Fund LLC –	100.03%	Cost $ 100,000	Value $ 101,399
Liabilities in excess of other assets –	-.03%		$ (30)
Net Assets –	100.00%		$101,369

(1)	Invests the majority of its assets in Investment in Ironwood Institutional Multi-Strategy Fund LLC The Schedule of Investments of Ironwood Institutional Multi-Strategy Fund LLC is included below.

Ironwood Institutional Multi Strategy Fund LLC

Schedule of Investments – January 31, 2011 (unaudited)

INVESTMENT OBJECTIVE AS PERCENTAGE OF NET ASSETS

Percentages are as follows:

Relative Multi-Strategy:	28.46%
Equity Market Neutral:	19.01%
Event-Driven Multi Strategy:	25.98%
Distressed:	13.91%
Credit Opportunities:	11.82%

Investments in Private Investment Companies:	99.17%

Ironwood Institutional Multi-Strategy Fund LLC
Schedule of Investments*
As of January 31, 2011
(Unaudited)

	Number of Shares	Cost	Fair Market Value	% of Net Assets	Redemptions Permitted
RELATIVE VALUE MULTI-STRATEGY
Citadel Kensington Global Strategies Ltd.	1,485.00	$1,485,000	$1,541,342	5.63%	Quarterly1 - 24 mos.
D.E. Shaw Composite International Fund2	N/A	$1,552,500	$1,543,880	5.64%	Quarterly1
FCOI II Holdings, L.P.2	N/A	$675,000	$677,768	2.48%	Annually
HBK Offshore Fund II L.P.2	N/A	$1,215,000	$1,235,872	4.51%	Quarterly1
Hutchin Hill Capital Offshore Fund, Ltd.	660.53	$675,000	$679,467	2.48%	Quarterly1
OZ Overseas Fund II, Ltd.	1,552.50	$1,552,500	$1,579,856	5.77%	Annually
TPG-Axon Partners (Offshore), Ltd.	540.00	$540,000	$532,791	1.95%	Quarterly1
SUB TOTAL:		$7,695,000	$7,790,976	28.46%
EQUITY MARKET NEUTRAL
Aleutian Fund Ltd.	945.00	$945,000	$962,411	3.52%	Monthly
Millennium International, Ltd.	1,552.50	$1,552,500	$1,573,895	5.75%	Quarterly1
Rosemont Offshore Fund, Ltd.	616.61	$1,080,000	$1,087,942	3.97%	Quarterly
S.A.C. Capital International, Ltd.	15,525.00	$1,552,500	$1,580,380	5.77%	Quarterly1
SUB TOTAL:		$5,130,000	$5,204,628	19.01%
EVENT-DRIVEN MULTI-STRATEGY
Elliott International Limited	2,662.33	$2,025,000	$2,047,275	7.48%	Semi-Annually1
Eton Park Overseas Fund, Ltd.	1,147.50	$1,147,500	$1,151,013	4.20%	Annually1
Magnetar Capital Fund II, Ltd.	1,080.00	$1,080,000	$1,101,003	4.02%	Quarterly1
Mason Capital, Ltd	355.71	$810,000	$821,109	3.00%	Annually
Perella Weinberg Partners Xerion Offshore Fund Ltd.	675.00	$675,000	$696,877	2.55%	Quarterly1
Perry Partners International, Inc.	12,825.00	$1,282,500	$1,294,684	4.73%	Annually
SUB TOTAL:		$7,020,000	$7,111,961	25.98%
DISTRESSED
Monarch Debt Recovery Fund, Ltd	1,282.50	$1,282,500	$1,314,417	4.80%	Annually
Monarch Structured Credit Fund, Ltd	810.00	$810,000	$829,001	3.03%	Other
Silver Point Capital Offshore Fund, Ltd.	162.00	$1,620,000	$1,664,388	6.08%	Annually
SUB TOTAL:		$3,712,500	$3,807,806	13.91%
CREDIT OPPORTUNITIES
Archview Credit Opportunities Offshore Fund Ltd.	540.00	$540,000	$555,338	2.03%	Quarterly1
GSO Special Situations Overseas Fund Ltd	1,080.00	$1,080,000	$1,105,812	4.04%	Annually
King Street Capital, Ltd.	11,888.31	$1,552,500	$1,573,789	5.75%	Quarterly1
SUB TOTAL:		$3,172,500	$3,234,939	11.82%
TOTAL INVESTMENTS:		$26,730,000	$27,150,310	99.17%

Cash and Cash Equivalents			$1,747,163
Liabilities in Excess of Current Assets			$(1,519,864)
NET ASSETS:			$27,377,609	100.00%

*All investments in private investment companies are non-income producing
1 Investor level gates ranging from 6.25% - 33.33% of investment value apply for permitted redemption period
2 Investments are dollar, not share, based

NOTES TO SCHEDULE OF INVESTMENTS

Fair Value - Definition and Hierarchy

Ironwood Multi-Strategy Fund LLC (the “Fund”) invests substantially all of its assets through a master-feeder structure in Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”).

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date.

In determining fair value, the Master Fund uses various valuation approaches.  A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund.  Unobservable inputs reflect the Master Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.  Valuation adjustments are not applied to Level 1 investments.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these investments does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Master Fund in determining fair value is greatest for investments categorized in Level 3.  In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure.  Therefore, even when market assumptions are not readily available, the Master Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.  The Master Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation.  In periods of market dislocation, the observability of prices and inputs may be reduced for many investments.  This condition could cause an investment to be reclassified to a lower level within the fair value hierarchy.

Fair Value – Valuation Techniques and Inputs

Investments in private investment companies are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying private investment companies, without adjustment, when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary) in a manner consistent with GAAP for investment companies.  The Master Fund applies the practical expedient to its investments in private investment companies on an investment-by-investment basis, and consistently with the Master Fund’s entire position in a particular investment, unless it is probable that the Master Fund will sell a portion of an investment at an amount different from the net asset valuation.  If it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, the Master Fund considers other factors in addition to the net asset valuation, such as features of the investment, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

Investments in private investment companies are included in Level 2 or 3 of the fair value hierarchy.  In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment.  The Master Fund also considers the nature of the portfolios of the underlying private investment companies and their ability to liquidate their underlying investments.  If the Master Fund has the ability to redeem its investment at the reported net asset valuation as of the measurement date, the investment is generally included in Level 2 of the fair value hierarchy.  If the Master Fund does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy.

The Master Fund’s investments recorded at fair value have been categorized based upon a fair value hierarchy as described above.  The following table presents information about the Master Fund’s investments measured at fair value as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Relative Value Multi-Strategy	$-	$3,704,535	$4,086,441	$7,790,976
Equity Market Neutral	-	5,204,628	-	5,204,628
Event Driven Multi-Strategy	-	3,224,185	3,887,776	7,111,961
Distressed	-	-	3,807,806	3,807,806
Credit Opportunities	-	1,638,094	1,596,845	3,234,939
Total	$-	$13,771,442	$13,378,868	$27,150,310

There were no investments transferred in or out of Level 1, 2 or 3 during the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Purchases	Net Realized Gain /Loss	Unrealized Appreciation/ Depreciation	Balance as of January 31, 2011
Relative Value Multi-Strategy	$4,016,250	$-	$70,191	$4,086,441
Equity Market Neutral	-	-	-	-
Event Driven Multi-Strategy	3,836,250	-	51,526	3,887,776
Distressed	3,712,500	-	95,306	3,807,806
Credit Opportunities	1,569,375	-	27,470	1,596,845
Total	$13,134,375	$-	$244,493	$13,378,868

Federal Income Tax Information

As of January 31, 2011, gross unrealized appreciation and depreciation of the Master Fund’s investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$ 26,730,000
Gross Unrealized Appreciation	$ 436,139
Gross Unrealized Depreciation	(15,829)
Net Unrealized Appreciation (Depreciation) on Investments	$ 420,310

 ITEM 2.                 CONTROLS AND PROCEDURES.

 Controls & Procedures

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                 EXHIBITS.

Certificate of Chief Executive Officer and President and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

Exhibit A

CERTIFICATIONS

I, Jonathan Gans, certify that:

1.	I have reviewed this report on Form N-Q of Ironwood Multi-Strategy Fund LLC (the “registrant”);

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments in this report fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 29, 2011
/s/ Jonathan Gans	Jonathan Gans Chief Executive Officer and President

Exhibit B

CERTIFICATIONS

I, Neil Zelinski, certify that:

1.	I have reviewed this report on Form N-Q of Ironwood Multi-Strategy Fund LLC (the “registrant”);

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments in this report fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

5.
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

6.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 29, 2011
/s/ Neil Zelinski	Neil Zelinski Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):

By:	/s/ Jonathan Gans
Jonathan Gans Chief Executive Officer and President

Date:   March 29, 2011

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Gans
Jonathan Gans Chief Executive Officer and President

Date:   March 29, 2011

By:	/s/ Neil Zelinski
Principal Financial Officer

Date:   March 29, 2011